Borrowings (Assets and Liabilities in Unconsolidated VIEs) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Equity Securities [Member]
Variable Interest Entity [Line Items]
Total Assets	$ 1,054.3
Maximum loss exposure	1,054.3
Equity Securities [Member] | U.S. Treasury Agency Obligations [Member]
Variable Interest Entity [Line Items]
Total Assets	147.5
Equity Securities [Member] | Non-agency Securities - Other Servicer [Member]
Variable Interest Entity [Line Items]
Total Assets	906.8
Partnership Investment [Member]
Variable Interest Entity [Line Items]
Total Assets	125.0
Total Liabilities	15.7
Maximum loss exposure	125.0
Partnership Investment [Member] | Tax Credit Equity Investment [Member]
Variable Interest Entity [Line Items]
Total Assets	125.0
Partnership Investment [Member] | Commitments To Tax Credit Investments [Member]
Variable Interest Entity [Line Items]
Total Liabilities	$ 15.7